Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 25, 2019
Entity Registrant Name	dei_EntityRegistrantName	Innovator ETFs Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001415726
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 25, 2019
Prospectus Date	rr_ProspectusDate	Jun. 25, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Innovator ETFs Trust
(the “Trust”)

Innovator S&P 500 Buffer ETF – July
Innovator S&P 500 Power Buffer ETF – July
Innovator S&P 500 Ultra Buffer ETF – July
(each, a “Fund” and together, the “Funds”)

This supplement to each Fund’s prospectus, each dated March 1, 2019, supercedes all previously filed supplements.

June 25, 2019

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. Following the close of business on June 28, 2019, an outcome period for each Fund will end and each Fund will commence a new outcome period that will begin on July 1, 2019 and end on June 30, 2020. Each Fund’s Cap will not be determined until the start of the new outcome period on July 1, 2019. As of June 25, 2019, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Cap Range
Innovator S&P 500 Buffer ETF – July	BJUL	12.65% – 15.90% (11.65% – 15.11% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Power Buffer ETF – July	PJUL	7.60% – 10.15% (6.81% – 9.36% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Ultra Buffer ETF – July	UJUL	7.38% – 9.39% (6.59% – 8.60% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference

Innovator S&P 500 Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BJUL
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Buffer ETF – July
Innovator S&P 500 Power Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PJUL
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Power Buffer ETF – July
Innovator S&P 500 Ultra Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UJUL
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Ultra Buffer ETF – July